Property, Plant and Equipment (Tables)	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 14, 2021	Dec. 31, 2021
Property, Plant and Equipment (Tables) [Line Items]
Schedule of Property, plant and equipment
(in thousands)	June 30, 2022	December 31, 2021
Machinery and equipment	$307,808	$285,718
Buildings and improvements	17,517	16,039
Furniture and fixtures	2,326	1,176
Construction in progress(1)	151,496	55,039
Land	266	246
Total cost	479,413	358,218
Less accumulated depreciation	(19,073)	(7,635)
Property, plant and equipment, net	$460,340	$350,583

(in thousands)	2021	2020
Machinery and equipment	$285,718	$376
Buildings and improvements	16,039	88
Furniture and fixtures	1,176	13
Construction in progress	55,039	51,927
Land	246	1
Total cost	358,218	52,405
Less accumulated depreciation	(7,635)	(37)
Property, plant and equipment, net	$350,583	$52,368

Aria Energy LLC [Member]
Property, Plant and Equipment (Tables) [Line Items]
Schedule of Property, plant and equipment
(in thousands)	September 14, 2021	December 31, 2020
Buildings	$25,391	$25,186
Machinery and equipment	167,935	166,191
Furniture and fixtures	1,154	1,154
Construction in progress	1,799	1,366
Total cost	196,279	193,897
Accumulated depreciation	(132,450)	(123,138)
Net property, plant and equipment	$63,829	$70,759